Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Significant accounting estimates reflected in the Company’s consolidated financial statements include valuation allowance for deferred income tax assets, allowance for doubtful accounts, impairment of long-term investments, inventory valuation, useful lives for property and equipment, impairment of long-lived assets, pension and uncertain tax liabilities, and contingencies.

The COVID-19 pandemic did not materially and adversely impact the Company's overall operating results or business operations for the years ended December 31, 2021 and 2020. As of the date of issuance of these consolidated financial statements, the Company is not aware of any specific event or circumstance related to the pandemic that would require management to update the significant estimates and assumptions used in the preparation of the consolidated financial statements. As new events continue to evolve and additional information becomes available, any changes to these estimates and assumptions will be recognized in the consolidated financial statements as soon as they become known.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents, restricted cash, short-term investments and accounts receivable. Cash is deposited with high credit quality financial institutions. For cash equivalents, restricted cash and short-term investments, the Company invests primarily in time deposits at the banks with good credit rating. For accounts receivable, the Company performs ongoing credit evaluations of its customers’ financial condition and the Company maintains an allowance for doubtful accounts based upon a review of the expected collectability of individual accounts.

For the year ended December 31, 2021, operating revenue generated from one customer accounted for 15% of the total; accounts receivable from the customer accounted for 17% of the total as of December 31, 2021. For the year ended December 31, 2020, operating revenue generated from two customers accounted for 14% and 11%, respectively, of the total; accounts receivable from these two customers accounted for 9% and 19%, respectively, of the total as of December 31, 2020.

Additionally, for the year ended December 31, 2021, five vendors accounted for 20%, 19%, 19%, 11% and 11% of the Company’s cost of goods sold, respectively; accounts payable from these five vendors accounted for 31%, 17%, 21%, 5% and 13%, respectively, of the total as of December 31, 2021. For the year ended December 31, 2020, four vendors accounted for 32%, 19%, 11% and 10% of the Company’s cost of goods sold, respectively; accounts payable from these four vendors accounted for 18%, 23%, 18%, and 12%, respectively, of the total as of December 31, 2020.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, long-term investments, accounts receivable and accounts payable. The carrying amounts approximate the fair value due to the short-term maturity of those instruments. Long-term investments in public company equity securities are measured using the quoted market prices. Long-term investments in private company equity securities are measured at cost with adjustments for observable changes in price or impairments.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of not more than three months when purchased to be cash equivalents. Investments with maturities of more than three months are classified as short-term investments.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted Cash

The Company classifies deposits made for customs and cash pledged to a bank for the issuance of letters of credit as restricted cash. The deposits are classified as current assets when restricted cash is within a twelve-month period from the balance sheet date.

Credit Loss, Financial Instrument [Policy Text Block]

Allowance for Credit Losses

On January 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-13, Financial Instruments —Credit Losses (ASC Topic 326): Measurement of Credit Losses on Financial Instruments using the modified retrospective transition method. ASC 326 replaces the existing incurred loss impairment model with a forward-looking current expected credit loss ("CECL") methodology, which results in more timely recognition of credit losses. The Company has developed a CECL model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The Company considers historical collection rates, current financial status, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses. Balances are written off when determined to be uncollectible.

Marketable Securities, Policy [Policy Text Block]

Short-term Investments

Short-term investment primarily comprises of the time deposits with original maturities between three months and one year. The carrying amounts approximate the fair value due to the short-term maturity of these time deposits.

Inventory, Policy [Policy Text Block]

Inventories

Inventories are stated at the lower of standard cost or net realizable value. The cost of inventories comprises cost of purchasing raw materials and where applicable, those overheads incurred in bringing the inventories to their present location and condition. Cost is determined on a currently adjusted standard basis, which approximates actual cost on a first-in, first-out basis. The Company assesses its inventory for estimated obsolescence or unmarketable inventory based upon management’s assumptions about future demand and market conditions and writes down inventory as needed.

Investment, Policy [Policy Text Block]

Long-term Investments

Long-term investments in listed companies over which the Company does not exercise significant influence are recorded at fair value, and any changes in fair value are recognized in net income.

Long-term investments, including non-marketable equity investments and interests in venture capital funds, are measured at cost with adjustments for observable changes in price or impairments because those investments in equity securities do not have readily determinable fair value.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Major additions and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation is computed on a straight-line basis over estimated service lives that range as follows: buildings - 35 to 50 years, equipment - 3 to 7 years, furniture and fixtures - 3 to 7 years, leasehold improvements - the shorter of the estimated useful life or the lease term, which is 2 to 5 years, and transportation equipment - 5 years.

Lessee, Leases [Policy Text Block]

Leases

The Company determines if an arrangement is a lease at inception. A lease exists when a contract conveys to the customer the right to control the use of an identified asset for a period of time in exchange for consideration. The definition of a lease embodies two conditions: (1) there is an identified asset in the contract that is land or a depreciable asset, and (2) the customer has the right to control the use of the identified asset. Operating leases are included in operating lease ROU assets, current lease liabilities, and noncurrent lease liabilities in the Company’s consolidated balance sheets. ROU assets are included in the account of property and equipment, net. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. The Company’s lease terms do not include options to extend or terminate leases unless the Company is reasonably certain that it will exercise those options. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Payments for leases of low-value assets under the Company’s capitalization policy and short-term leases with a lease term less than 12 months are recognized as expenses on a straight-line basis during the lease term for which the recognition exemption is applied.

For lease arrangements where the Company is the lessor, the Company recognizes lease income from operating leases on a straight-line basis over the lease term.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]

Long-lived Asset Impairment

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may not be recoverable. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flows from the asset is separately identifiable and is less than the carrying value. If impairment occurs, a loss based on the excess of the carrying value over the fair value of the long-lived asset is recognized. Fair value is determined by reference to quoted market prices, if available, or discounted cash flows, as appropriate.

Stockholders' Equity, Policy [Policy Text Block]

Treasury Stock

The Company may retire ordinary shares repurchased under a share repurchase plan. Accordingly, upon retirement the excess of the purchase price over par value is allocated between additional paid-in capital and retained earnings based on the average issuance price of the shares repurchased. The Company may also determine not to retire ordinary shares repurchased for the purpose of reissuing them upon exercise of stock option, Employee Stock Purchase Plan, and release of restricted stock units (“RSUs”). The reissue cost of shares repurchased is determined by the moving average method. A repurchase of ADS is recorded as treasury stock when the Company completes the withdrawal of the underlying ordinary shares from the ADS program.

Revenue from Contract with Customer [Policy Text Block]

Revenue Recognition

The Company derives revenue from product sales and license. The Company determines revenue recognition through the following steps: (1) identification of the contract with a customer; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; (4) allocation of the transaction price to the performance obligations in the contract; and (5) recognition of revenue when, or as, the Company satisfies a performance obligation.

Product Sales

The Company generates revenue primarily from product sales, either directly to a customer or through a distributor. Revenue from product sales is recognized upon transfer of control of promised products to direct end customers or distributor in an amount that reflects the consideration the Company expects to receive in exchange for those products. In determining whether a contract exists, the Company evaluates the terms of the arrangement including rights, obligations and payment term, the relationship with the customer or distributor and their ability to pay.

At contract inception, the Company assesses the goods and shipping services promised in its contracts with customers and identifies a single performance obligation that the Company satisfies at a point in time. Payment for sales to customers is generally due on standard commercial terms.

The revenue recognized is adjusted based on an analysis of historical data and contractual terms. These adjustments, which are not material, generally include adjustments for pricing arrangements, product returns and incentives.

Licensing revenue

The Company recognizes licensing revenues when the Company satisfies a performance obligation by transferring a promised service (that is, an asset) to a customer. An asset is transferred when the customer obtains control of that asset.

Cost of Goods and Service Sold, Freight Cost, Policy [Policy Text Block]

Freight Costs

Costs of shipping and handling for delivery of the Company’s products that are reimbursed by customers are included as revenue in the consolidated statements of operations and comprehensive income. Shipping and handling costs are charged to cost of revenues as incurred.

Research and Development Expense, Policy [Policy Text Block]

Research and Development

Research and development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discovery of new knowledge and intellectual property that will be useful in developing new products or processes, or at significantly enhancing existing products or production processes as well as expenditures incurred for the design and testing of product alternatives or construction of prototypes. All expenditures related to research and development activities of the Company are charged to operating expenses when incurred.

Advertising Cost [Policy Text Block]

Advertising Expenses

The Company expenses all advertising and promotional costs as incurred at the amount of $1,105,000, $963,000, and $882,000 in 2021, 2020, and 2019, respectively; of which, advertising expenses amounted to $204,000, $198,000, and $261,000 in 2021, 2020, and 2019, respectively.

Pension and Other Postretirement Plans, Policy [Policy Text Block]

Pension Costs

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on the actuarial calculation.

Government Grants [Policy Text Block]

Government Grants

Government grants received by the Company to assist with specific research and development activities are recognized as non-operating income. If the Company has an obligation to repay any of the funds provided by government grants regardless of the outcome of the research and development, the Company estimates that obligation and recognizes the amount as a liability.

On March 27, 2020, the U.S. federal government enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), which includes provision for a Paycheck Protection Program (“PPP”) administered by the U.S. Small Business Administration (“SBA”). The PPP allows qualifying businesses to borrow up to $10 million calculated based on qualifying payroll costs. The loan is guaranteed by the federal government and does not require collateral. On May 6, 2020, the Company entered into a PPP Loan with Union Bank, pursuant to the PPP under CARES for $604,000. The PPP Loan funds were received on May 6, 2020. The PPP Loan contains events of default and other provisions customary for a loan of this type. The PPP provides that (1) the use of PPP Loan amount shall be limited to certain qualifying expenses, (2) 100 percent of the principal amount of the loan is guaranteed by the SBA and (3) an amount up to the full principal amount plus accrued interest may qualify for loan forgiveness in accordance with the terms of CARES. The Company was in full compliance with all covenants with respect to the PPP Loan and used the full proceeds of the PPP Loan in accordance with the provisions of CARES. The Company submitted the PPP Loan Forgiveness Application and Union Bank has approved the forgiveness amount requested in the application in November 2020. In December 2020, Union Bank has received the payment from SBA, and the Company then accounted for the PPP Loan as an in-substance government grant and represent PPP loan income as other income.

Income Tax, Policy [Policy Text Block]

Income Tax

The provision for income tax represents income tax paid and payable for the current year plus the changes in the deferred income tax assets and liabilities during the relevant years. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. The Company believes that uncertainty exists regarding the realizability of certain deferred income tax assets and, accordingly, has established a valuation allowance for those deferred income tax assets to the extent the realizability is not deemed to be more likely than not. Deferred income tax assets and liabilities are measured using enacted tax rates.

The Company utilizes a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained in a dispute with taxing authorities, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement, if any.

Share-based Payment Arrangement [Policy Text Block]

Stock-based Compensation

The Company grants stock options to its employees and certain non-employees and estimates the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service periods. The Company has elected to use the Black-Scholes option pricing model to determine the fair value of stock options on the date of grant. The Company also grants RSUs to its employees and the RSUs are measured based on the fair market value of the underlying stock on the date of grant.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency Transactions

The functional currency is the local currency of the respective entities. Foreign currency transactions are recorded at the rate of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivable and payable are settled, are credited or charged to income in the period of conversion or settlement. At year-end, the balances of foreign currency monetary assets and liabilities are recorded based on prevailing exchange rates and any resulting gains or losses are credited or charged to non-operating income or loss.

Translation Of Foreign Currency Financial Statements Policy [Policy Text Block]

Translation of Foreign Currency Financial Statements

The reporting currency of the Company is the US dollar. Accordingly, the financial statements of the foreign subsidiaries are translated into US dollars at the following exchange rates: assets and liabilities - current rate on balance sheet date; shareholders’ equity - historical rate; income and expenses - weighted average rate during the year. The resulting translation adjustment is recorded as a separate component of shareholders’ equity.

Comprehensive Income, Policy [Policy Text Block]	Comprehensive Income (Loss) Comprehensive income (loss) represents net income (loss) plus the results of certain changes in shareholders’ equity during a period from non-owner sources.
New Accounting Pronouncements, Policy [Policy Text Block]

Recently adopted accounting pronouncements

In December 2019, the Financial Accounting Standards Board (“FASB”) issued an accounting update which eliminated certain exceptions to the general principles in ASC 740, such as recognizing deferred taxes for equity investments, the incremental approach to performing intra-period tax allocation, and calculating income taxes in interim periods. The standard also simplified income tax accounting for franchise taxes that are partially based on income, transactions with a government that result in a step-up in the tax basis of goodwill, separate financial statements of legal entities that are not subject to tax, and enacted changes in tax laws in interim period. This amendment is effective for fiscal years beginning after December 15, 2020. Early adoption is permitted. The adoption of this amendment did not have a material impact on the Company’s results of operations, financial position, cash flows or financial statement disclosures.

In March 2020, the FASB issued an accounting update, which provides temporary optional expedients and exceptions on contract modifications and hedging accounting to ease the financial reporting burdens of the expected market transition from the London Interbank Offered Rate (“LIBOR”) to alternative reference rates. The amendments in this update can be applied to contract modifications and hedge accounting made until December 31, 2022. In January 2021, the FASB issued another accounting update to refine the scope of Topic 848, which permits entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by changes in the interest rates used for discounting cash flows, for computing variation margin settlements, and for calculating price alignment interest in connection with reference rate reform activities under way in global financial markets. The new guidance was effective upon issuance through December 31, 2022. The adoption of this amendment did not have a material impact on the Company’s results of operations, financial position, cash flows or financial statement disclosures.

In December 2021, the SEC issued Staff Accounting Bulletin (“SAB”) No. 120, which provides guidance on the measurement and disclosure of share-based payment arrangements that are entered into when an entity is in possession of material non-public information, to which the market is likely to react positively when such information is announced. The SAB became effective immediately and is applied prospectively. The adoption did not have an impact on the Company’s consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In November 2021, the FASB issued an accounting update to increase transparency in financial reporting by requiring business entities to disclose, in notes to their financial statements, information about certain types of government assistance they receive. This amendment is effective for the Company’s financial statements issued for annual periods beginning after December 15, 2021. Early adoption is permitted. The adoption of this amendment is not expected to have a material impact on the Company’s results of operations, financial position, cash flows or financial statement disclosures.